Prepayments and other current assets, net (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Prepayments And Other Current Assets Net
Write-downs of prepayments	$ 35	¥ 243	¥ 4,404	¥ 141